ING INVESTORS TRUST

ING Lord Abbett Growth and Income Portfolio

(“Portfolio”)

Supplement dated November 22, 2010

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Institutional Class (“Class I”) Prospectus, Service Class (“Class S”) Prospectus, and

Service 2 Class (“Class S2”) Prospectus

each dated April 30, 2010 (each a “Prospectus” and collectively, the “Prospectuses”)

Effective November 10, 2010, Robert P. Fetch replaced Eli M. Salzmann and Lawrence D. Sachs as portfolio managers of the Portfolio. All references to Eli M. Salzmann and Lawrence D. Sachs as portfolio managers of the Portfolio are hereby deleted and replaced with Robert P. Fetch.

The Portfolio’s Prospectuses are revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Manager

Robert P. Fetch

Portfolio Manager (since 11/10)

2.

The second, third and fourth paragraphs of the section entitled “Management of the Portfolios – Lord, Abbett & Co. LLC” of the Portfolio’s Prospectuses are hereby deleted in their entirety and replaced with the following:

The following individual is responsible for the day-to-day management of ING Lord Abbett Growth and Income Portfolio.

Robert P. Fetch, Partner and Director, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap, and multi cap value investment strategies. Mr. Fetch has been a member of the team since 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Lord Abbett Growth and Income Portfolio

(“Portfolio”)

Supplement dated November 22, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”),

Service Class (“Class S”), and Service 2 Class (“Class S2”) shares’

Statement of Additional Information (“SAI”) dated April 30, 2010

Effective November 10, 2010, Robert P. Fetch replaced Eli M. Salzmann and Lawrence D. Sachs as portfolio managers of the Portfolio. All references to Eli M. Salzmann and Lawrence D. Sachs as portfolio managers of the Portfolio are hereby deleted and replaced with Robert P. Fetch.

The Portfolio’s SAI is revised as follows:

1.

The first and second paragraphs of the section entitled “Other Information About Portfolio Managers – Lord Abbett Growth and Income Portfolio – Other Managed Accounts” found on page 165 of the Portfolio’s SAI are hereby deleted in their entirety and replaced with the following:

Robert P. Fetch heads the Growth and Income Portfolio team and is responsible for the day to day management of the Portfolio.

2.

The fourth paragraph and the table in the section entitled “Other Information About Portfolio Managers – Lord Abbett Growth and Income Portfolio – Other Managed Accounts” found on page 166 of the Portfolio’s SAI is hereby deleted and replaced with the following:

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of September 30, 2010:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert P. Fetch	15	$10,260.4	2	$288.7	141	$965.6

(*)

Included in the number of accounts and total assets is one account with respect to which the management fee is based on the performance of the account; such accounts total approximately $303.2 million in assets. Does not include $25.3 million for which Lord Abbett provides investment models to managed account sponsors.

3.

The section entitled “Other Information About Portfolio Managers – Lord Abbett Growth and Income Portfolio – Portfolio Manager Ownership of Securities” found on page 167 of the Portfolio’s SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Ownership of Securities

The following table indicates for the Portfolio the dollar range of shares beneficially owned by the investment adviser who is primarily responsible for the day-to-day management of the Portfolio, as of September 30, 2010. This table includes the value of shares beneficially owned by the investment adviser through 401(k) plans and certain other plans or accounts, if any:

Portfolio Manager	Dollar Range of Portfolio Shares Owned

Robert P. Fetch	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE